Financial Risk Management - Interest Rate Risk (Details) - Interest rate risk - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable percent	1.00%	1.00%
Financial assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable percent	1.00%	1.00%
Reasonably possible decrease in risk variable percent	1.00%	1.00%
Increase by 1%, impact on earnings	R 58	R 44
Decrease by 1%, impact on earnings	R (58)	R (44)
Borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable percent	1.00%	1.00%
Reasonably possible decrease in risk variable percent	1.00%	1.00%
Increase by 1%, impact on earnings	R (77)	R (59)
Decrease by 1%, impact on earnings	R 77	R 59